SCHEDULE OF INFORMATION BY REPORTABLE SEGMENT (Details) - JPY (¥) ¥ in Thousands	6 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2024	Mar. 31, 2024	Dec. 31, 2023	Mar. 31, 2023
Segment Reporting Information [Line Items]
Total	¥ 10,518,468	¥ 5,910,843		¥ 14,121,840		¥ 13,264,408
Cost of revenue	(8,768,666)	(4,836,479)		(11,469,951)		(10,744,926)
Operating expenses	(1,077,092)	(799,775)		(1,713,388)		(1,602,627)
Operating income (loss)	672,710	274,589		938,501		916,855
Other expenses	(103,664)	(200,173)		(418,542)		(311,688)
Income (loss) before income taxes	569,046	74,416		519,959		605,167
Cost of revenue				(11,469,951)		(10,744,925)
Operating income	672,710	274,589		938,501		916,855
Income before income taxes	569,046	74,416		519,959		605,167
Depreciation and amortization	(50,249)	(43,354)		(87,027)		(81,641)
Capital expenditures				42,145		24,979
Total assets	19,071,227			21,210,268		18,298,284
External Customers [Member]
Segment Reporting Information [Line Items]
Total	10,518,468	5,910,843		14,121,840		13,264,408
Intersegment [Member]
Segment Reporting Information [Line Items]
Total
Real Estates [Member]
Segment Reporting Information [Line Items]
Total	9,630,593	5,112,693		12,419,660		11,993,822
Cost of revenue	(7,840,201)	(3,982,618)
Operating expenses	(791,266)	(636,143)		(1,104,605)		(986,260)
Operating income (loss)	999,126	493,932		1,298,153		1,557,042
Other expenses	(91,143)	(197,344)		(410,533)		(304,422)
Income (loss) before income taxes	907,983	296,588		887,620		1,252,620
Cost of revenue				(10,016,902)		(9,450,519)
Operating income	999,126	493,932		1,298,153		1,557,042
Income before income taxes	907,983	296,588		887,620		1,252,620
Depreciation and amortization				(22,440)		(11,729)
Capital expenditures				2,345		3,091
Total assets				15,431,997		12,052,222
Real Estates [Member] | External Customers [Member]
Segment Reporting Information [Line Items]
Total	9,627,373	5,107,402		12,411,288		11,953,866
Real Estates [Member] | Intersegment [Member]
Segment Reporting Information [Line Items]
Total	3,220	5,291		8,372		39,956
Hotels [Member]
Segment Reporting Information [Line Items]
Total	593,014	472,324		1,069,800		716,353
Cost of revenue	(549,384)	(493,865)
Operating expenses	(33,059)	(23,764)		(58,665)		(69,982)
Operating income (loss)	10,571	(45,305)		589		(214,957)
Other expenses	(187)	(1,705)		968		(983)
Income (loss) before income taxes	10,384	(47,010)		1,557		(215,940)
Cost of revenue				(1,010,546)		(861,328)
Operating income	10,571	(45,305)		589		(214,957)
Income before income taxes	10,384	(47,010)		1,557		(215,940)
Depreciation and amortization				(47,930)		(45,277)
Capital expenditures				6,650		21,290
Total assets				4,254,136		4,580,947
Hotels [Member] | External Customers [Member]
Segment Reporting Information [Line Items]
Total	579,914	458,901		1,044,267		690,682
Hotels [Member] | Intersegment [Member]
Segment Reporting Information [Line Items]
Total	13,100	13,423		25,533		25,671
Other [Member]
Segment Reporting Information [Line Items]
Total	389,237	422,859		861,564		824,870
Cost of revenue	(318,127)	(315,963)
Operating expenses	(99,306)	(94,816)		(206,369)		(189,467)
Operating income (loss)	(28,196)	12,080		(813)		(42,452)
Other expenses	(1,013)	(2,798)		(8,973)		(4,391)
Income (loss) before income taxes	(29,209)	9,282		(9,786)		(46,843)
Cost of revenue				(656,008)		(677,855)
Operating income	(28,196)	12,080		(813)		(42,452)
Income before income taxes	(29,209)	9,282		(9,786)		(46,843)
Depreciation and amortization				(6,126)		(13,586)
Capital expenditures				32,345		598
Total assets				970,973		1,025,861
Other [Member] | External Customers [Member]
Segment Reporting Information [Line Items]
Total	311,181	344,540		666,285		619,860
Other [Member] | Intersegment [Member]
Segment Reporting Information [Line Items]
Total	78,056	78,319		195,279		205,010
Reconciling Items [Member]
Segment Reporting Information [Line Items]
Total	(94,376)	(97,033)		(229,184)		(270,637)
Cost of revenue	(60,954)	(44,033)
Operating expenses	(153,461)	(45,052)		(343,749)		(356,918)
Operating income (loss)	(308,791)	(186,118)	¥ 308,791	(359,428)	¥ 186,118	(382,778)
Other expenses	(11,321)	1,674		(4)		(1,892)
Income (loss) before income taxes	(320,112)	(184,444)		(359,432)		(384,670)
Cost of revenue				213,505		244,777
Operating income	(308,791)	(186,118)	¥ 308,791	(359,428)	¥ 186,118	(382,778)
Income before income taxes	(320,112)	(184,444)		(359,432)		(384,670)
Depreciation and amortization				(10,531)		(11,049)
Capital expenditures				805
Total assets				553,162		639,254
Reconciling Items [Member] | External Customers [Member]
Segment Reporting Information [Line Items]
Total
Reconciling Items [Member] | Intersegment [Member]
Segment Reporting Information [Line Items]
Total	¥ (94,376)	¥ (97,033)		¥ (229,184)		¥ (270,637)